REVENUES REVENUES (Geographic Information) (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) customer	Jun. 30, 2020 USD ($)
Disclosure of geographical areas [line items]
Revenues	$ 416	$ 322	$ 815	$ 706
BRAZIL
Disclosure of geographical areas [line items]
Revenues	272	216	530	478
UNITED KINGDOM
Disclosure of geographical areas [line items]
Revenues	144	106	285	228
Partnership's Sales Revenue, Net [Member] | Customer Concentration Risk 1 [Member]
Disclosure of geographical areas [line items]
Revenues	$ 272	$ 216	$ 530	$ 478
Concentration Risk, Number of Customers | customer			1
Bottom of range [member] | Partnership's Sales Revenue, Net [Member] | Customer Concentration Risk 1 [Member]
Disclosure of geographical areas [line items]
Percentage of entity's revenue			10.00%